Employee Benefits	12 Months Ended
Mar. 31, 2025
Employee Benefits [Abstract]
Employee Benefits	Employee Benefits
Defined Benefit Plans
The Company and some of its subsidiaries have various defined benefit plans such as lump-sum retirement payments plans and defined benefit pension plans, which define the amount of benefits that an employee will receive on or after retirement, usually based on one or more factors, such as age, years of employment, compensation, classes, and service.
The Company’s defined benefit plans are the most significant plans among Takeda’s defined benefit obligations and plan assets.
Defined benefit pension plans
Japan
The Company’s corporate defined benefit pension plan in Japan is a funded defined benefit pension plan, which is regulated by the Defined-Benefit Corporate Pension Act, one of the Japanese pension laws. Benefits are paid in exchange for services rendered by employees who worked for more than a specified period, typically three years, considering their years of service and the degree of their contribution to the Company.
The Company’s pension fund (the “Fund”) is an independent entity established in accordance with the Japanese pension laws, and Takeda has an obligation to make contributions. The Director(s) of the Fund has the fiduciary duty to comply with laws; the directives by the Minister of Health, Labour and Welfare, and the Director-Generals of Regional Bureaus of Health and Welfare made pursuant to those laws; and the by-laws of the Fund and the decisions made by the Board of Representatives of the Fund. Contributions are also regularly reviewed and adjusted as necessary to the extent permitted by laws and regulations.
Foreign
Other types of defined benefit pension plans operated by Takeda are generally established and operated in the same manner as described above and in accordance with local laws and regulations where applicable.
The present value of the defined benefit obligation is calculated annually based on actuarial valuations that are dependent upon a number of assumptions, including discount rates and future salary (benefit) increases. Service costs charged to operating expense related to defined benefit plans represent the increase in the defined benefit liability arising from pension benefits earned by active participants in the current period. Takeda is exposed to investment and other experience risks and may need to make additional contributions where it is estimated that the benefits will not be met from regular contributions, expected investment income, and assets held.
In addition, during the fiscal year ended March 31, 2025, a pension buyout was implemented for a certain retirement pension plan with participants in multiple U.S. subsidiaries. As a result, an insurance company assumed the defined benefit obligation and the plan assets at an amount that includes fees and other charges added to the obligation with the plan assets. The insurance company is henceforth responsible for providing benefit payments to the plan participants. Consequently, the investment risk of the plan assets and the risk of increasing defined benefit obligations due to factors such as the longevity of beneficiaries have been eliminated for pension benefits to active employees, vested deferred members and retired employees under the plan. This pension buyout does not have a significant impact on the consolidated statement of profit or loss.
The amounts recognized in the consolidated statements of profit or loss and the consolidated statements of financial position are as follows:

Consolidated statements of profit or loss

	JPY (millions) For the Year Ended March 31
	2023	2024	2025
Japan	¥2,990	¥2,741	¥4,182
Foreign	13,782	15,956	13,925
Defined benefit costs	¥16,772	¥18,697	¥18,106
Consolidated statements of financial position

	JPY (millions) As of March 31, 2024
	Japan	Foreign	Total
Present value of defined benefit obligations	¥143,712	¥301,078	¥444,790
Fair value of plan assets	226,229	165,514	391,743
Effect of asset ceiling	63,422	—	63,422
Net defined benefit liabilities (assets)	¥(19,096)	¥135,564	¥116,469

Consolidated statements of financial position
Net defined benefit liabilities	¥8,317	¥135,564	¥143,882
Net defined benefit assets	27,413	—	27,413
Net amount of liabilities (assets) recognized in the consolidated statements of financial position	¥(19,096)	¥135,564	¥116,469

	JPY (millions) As of March 31, 2025
	Japan	Foreign	Total
Present value of defined benefit obligations	¥130,864	¥253,624	¥384,488
Fair value of plan assets	¥221,422	¥125,701	¥347,123
Effect of asset ceiling	78,717	—	78,717
Net defined benefit liabilities (assets)	¥(11,840)	¥127,922	¥116,083

Consolidated statements of financial position
Net defined benefit liabilities	¥7,462	¥127,967	¥135,429
Net defined benefit assets	19,302	44	19,346
Net amount of liabilities (assets) recognized in the consolidated statements of financial position	¥(11,840)	¥127,922	¥116,083
Net defined benefit assets were included in other non-current assets on the consolidated statements of financial position.
Defined benefit obligations
A summary of changes in present value of the defined benefit obligations for the periods presented is as follows:

	JPY (millions) For the Year Ended March 31, 2024
	Japan	Foreign	Total
At beginning of the year	¥153,371	¥247,725	¥401,096
Current service cost	3,004	11,233	14,236
Interest cost	2,078	9,427	11,505
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	(341)	197	(143)
From changes in financial assumptions	(5,508)	11,387	5,879
Experience adjustments	426	(4,628)	(4,202)
Past service cost	—	(67)	(67)
Benefits paid	(9,318)	(12,939)	(22,257)
Contributions by the employees	—	4,610	4,610
Foreign currency translation differences	—	34,132	34,132
At end of the year	¥143,712	¥301,078	¥444,790

	JPY (millions) For the Year Ended March 31, 2025
	Japan	Foreign	Total
At beginning of the year	¥143,712	¥301,078	¥444,790
Current service cost	2,918	12,281	15,199
Interest cost	2,448	9,170	11,618
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	40	37	77
From changes in financial assumptions	(7,622)	(3,952)	(11,574)
Experience adjustments	696	7,006	7,701
Past service cost	1,535	(2,731)	(1,196)
Settlement(1)	—	(57,537)	(57,537)
Benefits paid	(12,701)	(17,053)	(29,754)
Contributions by the employees	—	5,053	5,053
Effect of business combinations and disposals	(161)	(95)	(256)
Foreign currency translation differences	—	366	366
At end of the year	¥130,864	¥253,624	¥384,488
(1) The defined benefit obligation for the fiscal year ended March 31, 2025, decreased due to the implementation of a pension buyout for a certain retirement pension plan with participants in multiple U.S. subsidiaries.
The remaining weighted average duration of the defined benefit obligations was 12.5 years and 12.1 years as of March 31, 2024 and 2025, respectively.
Significant actuarial assumptions used to determine the present value are as follows:

	Discount rate	Future salary increases
As of March 31, 2024
Japan	1.7%	—
Foreign	3.0%	3.1%
As of March 31, 2025
Japan	2.4%	—
Foreign	2.5%	3.0%
Takeda has cash balance plans and the future salary increases are not used to determine the present value of the defined benefit obligations for those plans. As of March 31, 2024 and 2025, future salary increases were not used to determine the present value of the defined benefit obligations related to all the defined benefit plans in Japan and certain plans in foreign countries.
A 0.5% change in these actuarial assumptions would affect the present value of defined benefit obligations at the end of the reporting period, while holding all other assumptions constant, by the amounts shown below:

	JPY (millions)
	Discount Rate		Future Salary Increases
	Change in assumption	Impact	Change in assumption	Impact
As of March 31, 2024
Japan	+0.50%	(8,414)	+0.50%	—
	-0.50%	9,092	-0.50%	—
Foreign	+0.50%	(17,458)	+0.50%	4,463
	-0.50%	19,599	-0.50%	(4,129)
As of March 31, 2025
Japan	+0.50%	(7,178)	+0.50%	—
	-0.50%	7,914	-0.50%	—
Foreign	+0.50%	(14,452)	+0.50%	4,871
	-0.50%	16,049	-0.50%	(4,397)
Plan assets
The defined benefit plans are independent of Takeda and funded only by contributions from Takeda. Takeda’s investment policies are designed to secure the necessary returns in the long-term within acceptable risk levels to ensure payments of pension benefits to eligible participants, including future participants. The acceptable risk level in the return rate on the plan assets is derived from a detailed study considering the mid- and long-term trends and the changes in income such as contributions and payments. Based on policies and studies, after consideration of issues such as the expected rate of return and risks, Takeda formulates a basic asset mix which aims at an optimal portfolio on a long-term basis with the selection of appropriate investment assets.
A summary of changes in fair value of plan assets for the periods presented is as follows:

	JPY (millions) For the Year Ended March 31
	2024	2025
Balance at beginning of the year	¥345,630	¥391,743
Interest income on plan assets	7,527	8,574
Remeasurement of defined benefit plans Return on plan assets	15,923	1,164
Contributions by the employer	14,758	18,845
Contributions by the employees	4,610	5,053
Settlement(1)	—	(60,320)
Benefits paid	(15,161)	(18,826)
Foreign currency translation differences	18,457	890
Balance at end of the year	¥391,743	¥347,123
(1) Plan assets for the fiscal year ended March 31, 2025, decreased due to the implementation of a pension buyout for a certain retirement pension plan with participants in multiple U.S. subsidiaries.
Takeda expects to contribute JPY 10,168 million to the defined benefit plans for the year ending March 31, 2026.
The breakdown of fair value by asset class is as follows:

	JPY (millions) As of March 31
	2024		2025
	With quoted prices in active markets	No quoted prices in active markets	With quoted prices in active markets	No quoted prices in active markets
Equities:
Japan	¥11,796	¥2,803	¥10,531	¥2,315
Foreign	53,396	86,372	57,690	81,589
Bonds:
Japan	399	17,276	387	19,513
Foreign	33,153	79,251	33,014	33,246
Life insurance company general accounts	—	70,070	—	68,741
Cash and cash equivalent	10,951	—	11,070	—
Others	1,541	24,736	1,640	27,386
Total plan assets	¥111,236	¥280,507	¥114,332	¥232,791
Equities and bonds with no quoted prices in active markets include pooled funds that are primarily invested in listed securities on active markets. Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on a pooled basis.
Changes in effect of asset ceiling for the periods presented are as follows:

	JPY (millions) For the Year Ended March 31
	2024	2025
Balance at beginning of the year	¥41,311	¥63,422
Interest income	549	1,059
Remeasurement Changes in effect of asset ceiling	21,561	14,237
Balance at end of the year	¥63,422	¥78,717
Defined Contribution Plans
The Company and some of the Company’s subsidiaries offer defined contribution benefit plans.
Benefits of defined contribution plans are linked to contributions paid, the performance of each participant’s chosen investments, and the form in which participants choose to redeem their benefits. Contributions made into these plans are generally paid into an independently administered fund.
Contributions payable by Takeda for these plans are charged to operating expenses. Takeda has no exposure to investment risks and other experience risks with regard to defined contribution plans.
The amount of defined contribution costs was JPY 46,446 million, JPY 60,521 million, and JPY 52,692 million for the years ended March 31, 2023, 2024, and 2025, respectively. These amounts include contributions to publicly provided plans.
Other Employee Benefit Expenses
Major employee benefit expenses other than retirement benefits for each fiscal year are as follows:

	JPY (millions) For the Year Ended March 31
	2023	2024	2025
Salary	¥573,080	¥688,316	¥701,775
Bonuses	133,792	161,821	174,576
Other	237,857	274,094	266,491
The above table excludes severance and other personnel expenses related to restructuring, as detailed in Note 23.